CONSOLIDATED STATEMENTS OF LOSS (Unaudited) (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements Of Loss Unaudited
Allowence for net of sales	$ 28,707	$ 51,159	$ 28,707	$ 51,159